Fair Value Measurements (Details) - Schedule of fair value measurement inputs and valuation techniques - Level 3 [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price (in Dollars per share)	$ 9.92	$ 9.98
Volatility	16.30%	21.80%
Expected life of the options to convert (in Dollars per share)	$ 5.25	$ 5.5
Risk-free rate	2.40%	1.30%
Dividend yield